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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2001


Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         RT Capital Management, LLC
Address:      153 East 53rd Street, 48th Floor
              New York, New York 10022


Form 13F File Number: 28-6259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Rothschild
Title:   Managing Director
Phone:   (212) 508-7050

Signature, Place, and Date of Signing:
/s/ David Rothschild                    New York, New York    February 12, 2002
------------------------------------    -------------------    ----------------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 -----------

Form 13F Information Table Entry Total:                  13
                                                 -----------

Form 13F Information Table Value Total:             $71,236
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

None
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       FORM 13F INFORMATION TABLE - RT CAPITAL MANAGEMENT, LLC (12/31/01)
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NAME OF ISSUER                TITLE OF CLASS   CUSIP      MARKET    SHARES    SH    PUT    INVESTMENT  MANA-   SOLE    SHARED  NONE
                                                          VALUE     /PRN      /PRN  /CALL  Discretion  GERS
                                                         (x 1000)   AMT
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
CHECK POINT SOFTWARE TECH LTD  ORD             M22465104    5984     150000    SH           SOLE              150000
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COMVERSE TECHNOLOGY INC       COMMON PAR $0.10 205862402    2237     100000    SH           SOLE              100000
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MERCURY INTERACTIVE CORP      COMMON STOCK     589405109   10109     297500    SH           SOLE              297500
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MULTILINK TECHNOLOGY CORP     CLA              62544T109    5638     870000    SH           SOLE              870000
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NEW FOCUS INC                 COMMON STOCK     644383101     969     254200    SH           SOLE              254200
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OPENWAVE SYS INC              COMMON STOCK     683718100    8860     905000    SH           SOLE              905000
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AMX CORP NEW                  COMMON STOCK     00180C105     184      78900    SH           SOLE               78900
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SIEBEL SYS INC                COMMON STOCK     826170102    5596     200000    SH           SOLE              200000
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TELLIUM INC                   COMMON STOCK     87967E107    9348    1500500    SH           SOLE             1500500
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VERISIGN INC                  COMMON STOCK     92343E102    7037     185000    SH           SOLE              185000
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VERITAS SOFTWARE CO           COMMON STOCK     923436109   10826     241500    SH           SOLE              241500
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MERCURY INTERACTIVE CORP      SB NT CV144A07   589405AA7    2022    2500000    PRN          SOLE             2500000
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MERCURY INTERACTIVE CORP      SB NT CV4.75%07  589405AB5    2426    3000000    PRN          SOLE             3000000
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